Changes in Capital Accounts, Share Buy-Back Plan (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Apr. 30, 2023
Share Buy-Back Plan [Abstract]
Repurchase of common stock		$ 1,437
April 2023 Repurchase Plan [Member]
Share Buy-Back Plan [Abstract]
Share repurchase program authorized amount			$ 2,000
Repurchase of common stock (in shares)	1,693,983
Repurchase of common stock	$ 1,437